Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2020	December 31, 2019
Customer relationships	$749,000	$749,000
Marketing related	1,368,000	1,368,000
Total intangible assets	2,117,000	2,117,000
Accumulated amortization	(399,922)	(238,156)
Intangible assets, net	$1,717,078	$1,878,844

Schedule of annual amortization expense
2020 (remainder of year)	$161,766
2021	323,532
2022	323,532
2023	323,532
2024	122,132
Thereafter	462,584
Total	$1,717,078